EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

Authorized, issued and outstanding shares as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	22,281,017,159	22,281,017,159
Total outstanding shares	22,281,017,159	22,281,017,159

The outstanding shares are as follows:
Common voting shares (1)	15,122,739,992	15,131,197,752
Preferred non-voting shares (2)	7,158,277,167	7,149,819,407

(1)	Common Voting shares with a nominal value of (Ps. 1) Colombian peso.
(2)	Since 2011, Grupo Aval allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2021 and 2020, 8,457,760 and 6,592,222 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

Disclosure of reserves within equity [text block]

As of December 31, 2021, and 2020 the appropriation of retained earnings is as follows:

	December 31, 2021		December 31, 2020
Retained earnings	Ps.	2,671,450	Ps.	1,785,978
Withholding tax over dividends		(5,740)		(5,699)
Legal reserve		11,140		11,140
Statutory and voluntary reserves		10,706,541		9,510,715
	Ps.	13,383,391	Ps.	11,302,134

Disclosure of dividends [text block]

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
Net income for the periods ended on	Ps.	2,399,001	Ps.	3,031,238	Ps.	2,887,749
Cash dividends declared		In the general assembly held in March 2021, 54.00 pesos per share payable in twelve installments of 4.50 pesos per share, from April 2021 to March 2022.		In the general assembly held in March 2020, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2020 to March 2021.		In the general assembly held in March 2019, 60.00 pesos per share payable in twelve installments of 5.00 pesos per share, from April 2019 to March 2020.
Total outstanding shares		22,281,017,159		22,281,017,159		22,281,017,159
Total dividends declared	Ps.	1,203,175	Ps.	1,336,861	Ps.	1,336,861

Disclosure of earnings per share [text block]

The following table summarizes the earnings per share for the year ended as of December 31, 2021, 2020 and 2019:

		December 31, 2021		December 31, 2020		December 31, 2019
Net income for the year	Ps.	5,668,502	Ps.	4,631,616	Ps.	5,365,454
Less: participation of non- controlling interests		(2,370,766)		(2,282,095)		(2,331,045)
Net income attributable to owners of the parent		3,297,736		2,349,521		3,034,409

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(1,058,554)		(753,457)		(970,070)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	2,239,182	Ps.	1,596,064	Ps.	2,064,339
Weighted average number of common shares outstanding used in basic EPS calculation (2)		15,128,947,661		15,135,829,538		15,158,004,812
Basic and Diluted earnings per share to common shareholders (pesos)		148.01		105.45		136.19
Basic and Diluted earnings per ADS in Colombian pesos (3)		2,960.13		2,108.99		2,723.76
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		22,281,017,159		22,281,017,159		22,281,017,159
Basic earnings of the owners of the parent per share in Colombian pesos		148.01		105.45		136.19
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

Disclosure of detailed information about components of accumulated other comprehensive income [Table Text Block]

Components of accumulated Other Comprehensive Income for the years ended December 31, 2021, 2020 and 2019 are as follows:

		Net gain (loss) on hedges of net investment in foreing operations		Cash flow hedges		Foreing currency translation differences from unhedged foreign operations		Effect of moving investment properties for own use		Unrealized gains (losses) debt securities		Unrealized gains (losses) Equity securities		Investments in associates and join ventures		Actuarial gains(losses)		Income tax		Total comprehensive income, net of taxes
Ending balance 2018	Ps.	(206,783)	Ps.	(14,343)	Ps.	(466,212)	Ps.	—	Ps.	(38,622)	Ps.	484,274	Ps.	111,346	Ps.	(114,444)	Ps.	1,493,556	Ps.	1,248,772
Current-period change		(2,931)		13,469		128,135		5,288		426,300		237,781		(9,061)		(61,222)		(36,029)		701,730
Ending balance 2019	Ps.	(209,714)	Ps.	(874)	Ps.	(338,077)	Ps.	5,288	Ps.	387,678	Ps.	722,055	Ps.	102,285	Ps.	(175,666)	Ps.	1,457,527	Ps.	1,950,502
Current-period change		(517,989)		832		(548,706)		9,014		172,906		193,880		13,059		(9,488)		457,181		(229,311)
Ending balance 2020	Ps.	(727,703)	Ps.	(42)	Ps.	(886,783)	Ps.	14,302	Ps.	560,584	Ps.	915,935	Ps.	115,344	Ps.	(185,154)	Ps.	1,914,708	Ps.	1,721,191
Current-period change		962,735		7,980		(180,798)		4,718		(1,346,315)		(110,397)		(846)		61,665		1,054,017		452,759
Ending balance 2021	Ps.	235,032	Ps.	7,938	Ps.	(1,067,581)	Ps.	19,020	Ps.	(785,731)	Ps.	805,538	Ps.	114,498	Ps.	(123,489)	Ps.	2,968,725	Ps.	2,173,950

	Non -controlling interest		Owners of the parent		Total comprehensive income, net of taxes
Beginning balance 2018	Ps.	551,999	Ps.	696,773	Ps.	1,248,772
Current-period change		305,056		396,674		701,730
Ending balance 2019	Ps.	857,055	Ps.	1,093,447	Ps.	1,950,502
Current-period change		2,123		(231,434)		(229,311)
Ending balance 2020	Ps.	859,178	Ps.	862,013	Ps.	1,721,191
Current-period change		197,590		255,169		452,759
Ending balance 2021	Ps.	1,056,768	Ps.	1,117,182	Ps.	2,173,950